CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash Flows From Operating Activities:
Net income	$ (8,373)	$ (22,673)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	10,426	11,207
Amortization of original issue discount and debt issue costs	2,483	1,012
Loss on extinguishment of debt	15,155
Non cash consideration received from sale of business		(6,821)
Deferred income taxes	1,533	125
Gain on sale of fixed assets		(6,218)
Provision for losses on accounts receivable	(254)	(130)
Foreign exchange loss (gain)	45	(752)
Changes in operating assets and liabilities:
Accounts receivable	1,549	10,922
Inventories	(10,261)	(4,902)
Prepaid expenses and other assets	(4,642)	(2,332)
Accounts payable and other liabilities	6,582	3,408
Net cash provided by operating activities	30,989	28,192
Cash Flows From Investing Activities:
Purchase of property and equipment	(2,225)	(3,913)
Proceeds from disposition of property and equipment		12,386
Proceeds from sale of equity securities		5,591
Net cash (used in) provided by investing activities	(2,225)	14,064
Cash Flows From Financing Activities:
Proceeds from revolving credit facilities	248,000	281,730
Principal payments on revolving credit facilities	(223,132)	(283,887)
Proceeds from term loans	198,735
Principal payments on term loans	(224,547)	(40,841)
Proceeds from insurance premium financing	4,269	2,733
Principal payments on insurance premium financing	(2,611)	(1,998)
Payment of capital leases	(32)	(35)
Payments for debt issuance costs	(2,830)
Payments on extinguishment of debt	(4,215)
Dividends distributed	9,996
Net cash used in financing activities	(16,359)	(42,298)
Effect of foreign exchange rates on cash and cash equivalents	(3)	6
Change in cash and cash equivalents	12,402	(36)
Cash and cash equivalents, beginning of period	2,873	2,520
Cash and cash equivalents, end of period	$ 15,275	$ 2,484